BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrant liabilities	€ 964	€ 1,298
Codere Group [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	€ 2,393	€ 4,243